Equity (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Schedule of the Entity's Quotaholders
The Entity’s shareholders as of December 31, 2025 and 2024 are presented in the table below:

Shareholders	12/31/2024 Quantity	Subscribed (*)	Transferred	Repurchased	12/31/2025 Quantity
Gilberto Sayão da Silva (Class B Common shares)	14,466,239	—	—	—	14,466,239
Alessandro Monteiro Morgado Horta (Class A common shares)	8,266,422	—	—	—	8,266,422
Public Float (Class A common shares)	11,795,538	—	55,214	(856,910)	13,767,359
Costanera Management LLC (Class A common shares) (*)	7,022,893	—	—	—	7,022,893
Compass Group Cayman Limited (Class A common shares) (*)	4,760,491	—	—	—	4,760,491
Verde (Class A common shares) (**)	—	2,177,439	—	—	2,177,439
Other Shareholders (Class A common shares)	17,734,772	—	—	—	17,734,772
Treasury shares (Class A common shares)	4,650,617	—	(55,214)	856,910	5,452,313

Total	68,696,972	2,177,439	—	—	70,874,411
Series A Convertible preferred shares (***)	100,000	—	—	—	100,000

Total	100,000	—	—	—	100,000

(*)
As part of the business combination with Compass, Vinci Compass issued 11,783,384 Class A common shares. The ultimate beneficial owner of the shares held by Costanera Management LLC is vice-chairman Manuel Jose Balbontín Fernandez.

(**)	As part of the business combination with Verde, Vinci Compass issued 2,177,439 Class A common shares.
(**)
The Series A Convertible Preferred Shares will be convertible at the option of the holders at any time after the closing of the issuance into Class A Common Shares at an initial conversion rate of 73.5402 Class A Common Shares for each Series A Convertible Preferred Share, which represents an initial conversion price of approximately $13.60 per Class A Common Share.

Schedule of Basic and Diluted Earnings Per Quota
(g)	Basic and diluted earnings per share

a) Basic earning per share	2025	2024	2023
From continuing operations attributable to the ordinary equity holders of the Entity	3.43	2.14	4.02

Total basic earning per share attributable to the ordinary equity holders of the Entity	3.43	2.14	4.02

b) Diluted earning per share	2025	2024	2023
From continuing operations attributable to the ordinary equity holders of the Entity	3.21	2.08	3.85

Total basic earning per share attributable to the ordinary equity holders of the Entity	3.21	2.08	3.85

c) Reconciliations of earnings used in calculating earnings per share

Basic earnings per share:	2025	2024	2023
Profit attributable to the ordinary equity holders of the Entity used in calculating basic earnings per share:
From continuing operations	217,579	118,202	220,608

	217,579	118,202	220,608

Diluted earnings per share	2025	2024	2023
Profit from continuing operations attributable to the ordinary equity holders of the Entity
Used in calculating basic earnings per share	217,579	118,202	220,608

Used in calculating diluted earnings per share	217,579	118,202	220,608

d) Weighted average number of shares used as the denominator	2025	2024	2023
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share:	63,397,750	55,190,584	54,903,764
Adjustments for calculation of diluted earnings per share:	4,357,327	1,733,042	501,807

Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	67,755,077	56,923,626	55,405,572